Shareholder Report, Holdings (Details) - C000014260	Apr. 30, 2025
Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.90%
CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	11.30%
B
Holdings [Line Items]
Percent of Net Asset Value	40.00%
BB
Holdings [Line Items]
Percent of Net Asset Value	42.90%
BBB
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.20%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.70%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.90%
AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	7.40%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	84.90%